Net Loss Per Share (Details) - Schedule of Basic and Diluted Earnings Per Share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Net Loss Per Share (Details) - Schedule of Basic and Diluted Earnings Per Share [Line Items]
Net loss - basic and diluted	$ (11,293)	$ (23,539)	$ (18,932)	$ (35,906)	$ (95,255)	$ (38,488)
Deemed dividend related to the Exchange Offer	(2,466)		(2,466)
Net loss to common stockholders - basic and diluted	$ (13,759)	$ (23,539)	$ (21,398)	$ (35,906)	$ (45,437)	$ (38,488)
Class A Common Stock [Member]
Net Loss Per Share (Details) - Schedule of Basic and Diluted Earnings Per Share [Line Items]
Basic and diluted weighted average number (in Shares)	28,272,000	6,122,000	25,740,000	5,975,000	11,339,000	5,820,000
Basic and diluted net loss per share (in Dollars per share)	$ (0.49)	$ (3.84)	$ (0.83)	$ (6.01)	$ (8.4)	$ (6.61)